united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

           Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

           Wendy Wang, Ultimus Fund Solutions, LLC.

           80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 3/31

Date of reporting period: 9/30/2022

Item 1. Reports to Stockholders.

USA Mutuals Vice Fund

Institutional Class (VICVX)

Investor Class (VICEX)

Class A (VICAX)

Class C (VICCX)

USA Mutuals All Seasons Fund

Institutional Class (UNAVX)

Semi-Annual Report

September 30, 2022

USA Mutuals Advisors, Inc.

Plaza of the Americas

700 North Pearl Street, Suite 900

Dallas, Texas 75201

Phone: 1-866-264-8783

Web: www.usamutuals.com

Dear Vice Fund Shareholder:

We write this semi-annual letter to inform you of the fund performance during the six-month period from 3/31/22 to 9/30/22.

Fund Performance From 3/31/22 to 9/30/22

During the six month period ending September 30, 2022, the Vice Fund Investor Class was down -7.34%, the Vice Fund Class A (without sales charge) was down -7.31%, the Vice Fund Class C (without sales charge) was down -7.69%, and the Vice Fund Institutional Class was down –7.17%. The Fund’s benchmark MSCI ACWI Index was down -21.19%.

In the Portfolio Manager’s view, the Fund outperformed its benchmark due to three developments over the period. 1) The Fund’s largest position in percentage terms coming into the period was the multinational tobacco stock Swedish Match. On May 11, 2022, Philip Morris announced a public offer of Swedish Match. Swedish Match was up over 50% in the period. 2) The Fund is primarily invested in dividend paying value stocks. After years of underperformance of value stocks compared to growth stocks, value stocks outperformed in the period. 3) The Fund’s exposure to Macau casino stocks outperformed broader stock markets after less Chinese government rhetoric around regulation. The primary headwinds in the period were underperforming consumer discretionary stocks in the portfolio. These stocks have struggled across the portfolio with rising inflation. The Fund Portfolio Manager believes its ongoing investment in the potentially inelastic tobacco and alcohol industries may help on a relative basis to the market at large with ongoing inflation. In short, the customers in these products historically will continue to pay for their products independent of higher costs. But consumers in these industries may only go so far if inflation moves much higher.

The Fund has historically used, and will continue to use, derivatives. These contracts are intended to potentially improve the Fund’s returns in a tactical manner. Most of these positions are held less than a week and only on exchange in highly liquid futures and options.

The Fund has not deviated from its prospectus and has maintained exposures consistent with the prospectus to various Vice industries. Further, the Fund does not have policy or practice of maintaining a specified level of distributions.

Sincerely,

USA Mutual Advisors

Dear All Seasons Fund Shareholder:

We write this semi-annual shareholder letter to inform you of the fund performance during the six-month period from 3/31/22 to 9/30/22.

Fund Performance From 3/31/22 to 9/30/22

During the six-month period ending September 30, 2022, the All Seasons Fund was up +3.03%. The fund benchmark S&P 500 was down -20.20% during the period. The Fund only trades futures and options on futures. The fund uses a combination of stop losses on its futures trades and long options that are intended to hedge large overnight adverse gap moves in markets. The Portfolio Manager believes its risk management helped mitigate the down markets in equities over the period, and helped the Fund have a positive return over the period. The drop in equities over the period had considerably lower volatility than bear markets in 2008 and 2020. This allowed the options premiums we hedge the futures positions to be less expensive than other bear markets. There was no distribution for the period.

Sincerely,

USA Mutual Advisors

4204-NLD-11212022

www.USAMutuals.com	1-800-MUTUALS	FA.sales@USAMutuals.com

USA Mutuals Vice Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the period ended September 30, 2022, as compared to its benchmarks:

					Average Annual	Average Annual	Average Annual
					Return Since	Return Since	Return Since
			Annualized	Annualized	Inception	Inception	Inception
	Six Months	One Year	Five Year	Ten Year	(12/8/2011)**	(4/1/2014)**	(8/30/2002)**
USA Mutuals Vice Fund Class A	(7.31)%	(8.86)%	(1.02)%	5.65%	6.86%	N/A	N/A
USA Mutuals Vice Fund Class A with load of 5.75%	(12.63)%	(14.09)%	(2.18)%	5.02%	6.27%	N/A	N/A
USA Mutuals Vice Fund Class C	(7.69)%	(9.56)%	(1.71)%	4.88%	6.08%	N/A	N/A
USA Mutuals Vice Fund Institutional Class	(7.17)%	(8.61)%	(0.70)%	N/A	N/A	2.69%	N/A
USA Mutuals Vice Fund Investor Class	(7.34)%	(8.88)%	(0.98)%	5.66%	N/A	N/A	7.40%
S&P 500 Total Return Index ***	(20.20)%	(15.47)%	9.24%	11.70%	12.55%	9.93%	9.17%
MSCI All Country World Index (Gross) ****	(21.19)%	(20.29)%	4.96%	7.84%	8.51%	6.01%	7.83%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.64%, 2.38%, 1.38% and 1.64% for the Fund’s Class A, Class C, Institutional Class and Investor Class shares, respectively, per the Fund’s July 29, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class A shares and Class C shares are subject to a 1.00% maximum contingent deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-866-264-8783.

**	Class A and Class C commenced operations on December 8, 2011. Institutional Class commenced operations on April 1, 2014. Investor Class commenced operations on August 30, 2002.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The MSCI All Country World Index (gross) is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States and is gross of any withholding taxes. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of September 30, 2022	% of Net Assets
Beverages	29.9%
Leisure Facilities & Services	24.7%
Aerospace & Defense	21.7%
Tobacco & Cannabis	17.4%
Leisure Products	2.3%
Gaming REITs	1.8%
Biotech & Pharma	0.2%
Other Assets in Excess of Liabilities	2.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

USA Mutuals All Seasons Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the period ended September 30, 2022, as compared to its benchmark:

			Average Annual
			Return Since
	Six Months	One Year	Inception**
USA Mutuals All Seasons Fund Institutional Class	3.03%	16.42%	5.38%
S&P 500 Total Return Index ***	(20.20)%	(15.47)%	9.00%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, is 3.46% for the Institutional Class, per the Fund’s July 29, 2022 prospectus. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-866-264-8783.

**	Fund commenced operations on October 13, 2017.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Holdings by Asset as of September 30, 2022	% of Net Assets
Short-Term Investment	28.8%
Other Assets in Excess of Liabilities	71.2%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS 98.0%
	AEROSPACE & DEFENSE - 21.7%
495,533	BAE Systems plc	$4,370,478
12,700	Northrop Grumman Corporation	5,973,064
57,958	Raytheon Technologies Corporation	4,744,442
		15,087,984
	BEVERAGES - 29.9%
15,000	Carlsberg A/S - Series B	1,767,116
19,000	Constellation Brands, Inc., Class A	4,363,920
24,500	Diageo plc - ADR	4,160,345
50,000	Duckhorn Portfolio, Inc. (The)(a)	721,500
45,000	Heineken N.V.	3,962,469
20,000	Molson Coors Beverage Company, Class B	959,800
26,500	Pernod Ricard S.A.	4,903,993
		20,839,143
	BIOTECH & PHARMA - 0.2%
33,333	Mind Medicine MindMed, Inc.(b)	116,667

	GAMING REITS - 1.8%
28,322	Gaming and Leisure Properties, Inc.	1,252,965

	LEISURE FACILITIES & SERVICES - 24.7%
100,000	DraftKings, Inc., Class A(a)(b)	1,514,000
22,500	Evolution A.B.	1,797,710
10,000	Flutter Entertainment plc - ADR(a)	548,000
1,155,000	Galaxy Entertainment Group Ltd.	6,827,293
41,000	Las Vegas Sands Corporation(a)	1,538,320
1,400,000	Melco International Development Ltd.(a)	1,087,944
30,000	Penn Entertainment, Inc.(a)	825,300
850,000	Sands China Ltd.(a)	2,133,211
1,474,600	Wynn Macau Ltd.(a)	946,789
		17,218,567
	LEISURE PRODUCTS - 2.3%
65,000	Vista Outdoor, Inc.(a)	1,580,800

The accompanying notes are an integral part of these financial statements.

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS 98.0% (Continued)
	TOBACCO & CANNABIS - 17.4%
25,000	Altria Group, Inc.	$1,009,500
93,000	British American Tobacco plc - ADR	3,301,500
27,000	Canopy Growth Corporation(a)	73,710
80,000	Cronos Group, Inc.(a)	225,600
55,000	Philip Morris International, Inc.	4,565,550
300,000	Swedish Match A.B.	2,973,209
		12,149,069

	TOTAL COMMON STOCKS (Cost $55,057,263)	68,245,195

	SHORT-TERM INVESTMENT 0.2%
	MONEY MARKET FUND 0.2%
125,400	First American Treasury Obligations Fund Class X, 2.87% (c) (Cost $125,400)	125,400

	COLLATERAL FOR SECURITIES LOANED 2.4%
1,716,519	First American Government Obligations Fund Class X, 2.78% (c)(d) (Cost $1,716,519)	1,716,519

	TOTAL INVESTMENTS 100.6% (Cost $56,899,182)	$70,087,114
	LIABILITIES IN EXCESS OF OTHER ASSETS (0.6)%	(457,159)
	NET ASSETS - 100.0%	$69,629,955

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,609,317 at September 30, 2022.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. The collateral had a value of $1,716,519 at September 30, 2022.

The accompanying notes are an integral part of these financial statements.

USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS 28.8%
	MONEY MARKET FUNDS - 28.8%
3,025,462	First American Treasury Obligations Fund Class X, 2.87% (Cost $3,025,462)(a)	$3,025,462

	TOTAL INVESTMENTS - 28.8% (Cost $3,025,462)	$3,025,462
	OTHER ASSETS IN EXCESS OF LIABILITIES- 71.2%	7,463,144
	NET ASSETS - 100.0%	$10,488,606

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.

USA Mutuals Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

		USA Mutuals All Seasons
	USA Mutuals Vice Fund	Fund
Assets
Investment securities:
Securities at cost	$56,899,182	$3,025,462
Securities at fair value	$70,087,114	$3,025,462
Cash on deposit with Broker	1,002,808	7,541,826
Receivable for Fund shares sold	683	—
Foreign reclaims receivable	105,957	—
Dividends and interest receivable	219,158	3,478
Prepaid expenses and other assets	85,511	9,021
Total Assets	71,501,231	10,579,787

Liabilities
Payable for securities lending collateral received	1,716,519	—
Payable for Fund shares redeemed	61,118	31,536
Investment advisory fees payable	24,652	2,270
Payable to related parties	44,447	24,735
Distribution (12b-1) fees payable	16,315	—
Trustee fees payable	500	2,587
Accrued expenses and other liabilities	7,725	30,053
Total Liabilities	1,871,276	91,181
NET ASSETS	$69,629,955	$10,488,606

Net Assets Consist of:
Paid in capital	$52,938,669	$15,022,095
Accumulated earnings (loss)	16,691,286	(4,533,489)
NET ASSETS	$69,629,955	$10,488,606

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2022

		USA Mutuals All Seasons
	USA Mutuals Vice Fund	Fund
Net Asset Value Per Share:
Institutional Class
Net Assets	$3,270,214	$10,488,606
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	143,506	433,761
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.79	$24.18

Investor Class
Net Assets	$58,102,932
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,614,324
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.22

Class A
Net Assets	$4,953,369
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	224,583
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$22.06
Maximum offering price per share (b)	$23.41

Class C
Net Assets	$3,303,440
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	157,281
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$21.00

(a)	Subject to a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more redeemed within 18 months of purchase.

(b)	The maximum offering price per share is calculated as 100/94.25 of NAV.

(c)	Subject to a CDSC of 1.00% on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended September 30, 2022

	USA Mutuals Vice Fund	USA Mutuals All Seasons Fund
Investment Income
Dividends (Less: Foreign withholding taxes $36,536, and $0)	$850,207	$—
Interest	8,585	7,359
Securities lending, net	11,939	—
Total Investment Income	870,731	7,359

Expenses
Investment advisory fees	364,275	74,821
Distribution (12b-1) fees:
Class A	6,828	—
Class C	18,912	—
Investor Class	79,894	—
Administrative services fees	108,000	33,688
Transfer agent fees	68,280	12,103
Custodian fees	29,196	1,703
Registration fees	25,240	14,396
Audit and tax fees	16,050	5,726
Shareholder servicing fees	15,668	183
Compliance officer fees	9,748	3,428
Legal Fees	6,950	2,288
Printing and postage expenses	6,300	2,218
Trustees fees and expenses	5,840	3,158
Insurance expense	350	1,156
Other expenses	2,979	185
Total Expenses	764,510	155,053

Less: Fees waived/reimbursed by the Advisor	(183,749)	(69,867)
Net Expenses	580,761	85,186
Net Investment Income (Loss)	289,970	(77,827)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,420,831	(10,632)
Options written	(27,890)	(83,947)
Futures contracts	(84,850)	328,594
	4,308,091	234,015
Net change in unrealized appreciation (depreciation) of:
Investments	(10,212,489)	(38)
Foreign currency translations	(13,377)	—
	(10,225,866)	(38)
Net Realized and Unrealized Gain (Loss)	(5,917,775)	233,977

Net Increase (Decrease) in Net Assets Resulting From Operations	$(5,627,805)	$156,150

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
	(Unaudited)
From Operations
Net investment income	$289,970	$407,778
Net realized gain (loss) from investments, foreign currencies and futures contracts	4,308,091	(745,144)
Net change in unrealized appreciation (depreciation) of investments, foreign currencies and futures contracts	(10,225,866)	(11,527,405)
Net decrease in net assets resulting from operations	(5,627,805)	(11,864,771)

DISTRIBUTIONS TO SHAREHOLDERS
From distributions:
Institutional Class	—	(558,750)
Investor Class	—	(9,974,760)
Class A	—	(832,175)
Class C	—	(882,194)
Decrease in net assets from distributions to shareholders	—	(12,247,879)

Capital Transactions
Institutional Class:
Proceeds from shares sold	1,771,426	1,095,315
Shares issued in reinvestment of distributions	—	540,589
Payments for shares redeemed	(1,788,868)	(3,497,071)
Net decrease from capital transactions	(17,442)	(1,861,167)

Investor Class:
Proceeds from shares sold	882,992	1,905,069
Shares issued in reinvestment of distributions	—	9,609,298
Payments for shares redeemed	(4,915,094)	(14,626,742)
Net decrease from capital transactions	(4,032,102)	(3,112,375)

Class A:
Proceeds from shares sold	473,420	561,044
Shares issued in reinvestment of distributions	—	792,067
Payments for shares redeemed	(720,592)	(1,442,629)
Net decrease from capital transactions	(247,172)	(89,518)

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
	(Unaudited)
Capital Transactions (Continued)
Class C:
Proceeds from shares sold	$71,300	$79,348
Shares issued in reinvestment of distributions	—	812,385
Payments for shares redeemed	(540,217)	(3,145,116)
Net decrease from capital transactions	(468,917)	(2,253,383)

Total Decrease in Net Assets From Capital Transactions	(4,765,633)	(7,316,443)

Total Decrease in Net Assets	(10,393,438)	(31,429,093)

Net Assets
Beginning of Period	80,023,393	111,452,486
End of Period	$69,629,955	$80,023,393

SHARE ACTIVITY
Institutional Class:
Shares Sold	73,638	36,736
Shares Reinvested	—	22,219
Shares Redeemed	(74,964)	(118,326)
Net decrease in shares of beneficial interest outstanding	(1,326)	(59,371)

Investor Class:
Shares Sold	37,462	72,307
Shares Reinvested	—	404,092
Shares Redeemed	(208,903)	(518,827)
Net decrease in shares of beneficial interest outstanding	(171,441)	(42,428)

Class A:
Shares Sold	20,539	18,495
Shares Reinvested	—	33,562
Shares Redeemed	(31,392)	(50,743)
Net increase (decrease) in shares of beneficial interest outstanding	(10,853)	1,314

Class C:
Shares Sold	3,108	2,653
Shares Reinvested	—	35,930
Shares Redeemed	(24,418)	(125,975)
Net decrease in shares of beneficial interest outstanding	(21,310)	(87,392)

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2021
	(Unaudited)
From Operations
Net investment loss	$(77,827)	$(259,972)
Net realized gain from investments, foreign currencies and futures contracts	234,015	853,299
Net change in unrealized appreciation (depreciation) of investments, foreign currencies and futures contracts	(38)	13,572
Net increase in net assets resulting from operations	156,150	606,899

Capital Transactions
Institutional Class:
Proceeds from shares sold	3,925,419	1,558,511
Payments for shares redeemed	(1,617,638)	(18,917,696)
Net increase (decrease) from capital transactions	2,307,781	(17,359,185)

Total Increase (Decrease) in Net Assets	2,463,931	(16,752,286)

Net Assets
Beginning of Period	$8,024,675	$24,776,961
End of Period	$10,488,606	$8,024,675

SHARE ACTIVITY
Institutional Class:
Shares Sold	158,496	68,746
Shares Redeemed	(66,657)	(864,753)
Net increase (decrease) in shares of beneficial interest outstanding	91,839	(796,007)

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class

	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2022		March 31, 2022		March 31, 2021	March 31, 2020		March 31, 2019	March 31, 2018
	(Unaudited)
Net asset value, beginning of period	$24.55		$32.19		$22.67	$29.60		$32.68	$28.74
Activity from investment operations:
Net investment income (1)	0.12		0.21		0.16	0.42		0.41	0.38
Net realized and unrealized gain (loss)	(1.89)		(3.92)		10.52	(5.83)		(3.20)	4.64
Total from investment operations	(1.77)		(3.71)		10.68	(5.41)		(2.79)	5.02

Less distributions from:
Net investment income	—		—		—	(0.39)		(0.21)	(0.37)
Net realized gains	—		(3.93)		(1.16)	(1.13)		(0.08)	(0.71)
Total distributions	—		(3.93)		(1.16)	(1.52)		(0.29)	(1.08)

Net asset value, end of period	$22.79		$24.55		$32.19	$22.67		$29.60	$32.68

Total return (2)	(7.17	)% (8)	(11.40)%		47.57%	(19.57	)% (7)	(8.49)%	17.52%

Net assets, at end of period (000s)	$3,270		$3,556		$6,574	$6,457		$10,445	$12,152

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	1.70	% (9)	1.38	% (3)	1.41%	1.57	% (7)	1.30%	1.28%
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.24	% (9)	1.24%		1.25%	1.34	% (7)	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)	1.03	% (9)	0.70%		0.57%	1.40	% (7)	1.37%	1.21%
Portfolio Turnover Rate	8	% (8)	7%		7%	32%		15%	20%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the year ended March 31, 2021 as follows:

Gross expenses	Net expenses
1.40%	1.24%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(19.46)%	1.47%	1.24%	1.50%

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Investor Class

	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2022		March 31, 2022	March 31, 2021	March 31, 2020		March 31, 2019	March 31, 2018
	(Unaudited)
Net asset value, beginning of period	$23.98		$31.62	$22.33	$29.18		$32.31	$28.45
Activity from investment operations:
Net investment income (1)	0.09		0.14	0.10	0.34		0.32	0.27
Net realized and unrealized gain (loss)	(1.85)		(3.85)	10.35	(5.74)		(3.20)	4.61
Total from investment operations	(1.76)		(3.71)	10.45	(5.40)		(2.88)	4.88

Less distributions from:
Net investment income	—		—	—	(0.32)		(0.17)	(0.31)
Net realized gains	—		(3.93)	(1.16)	(1.13)		(0.08)	(0.71)
Total distributions	—		(3.93)	(1.16)	(1.45)		(0.25)	(1.02)

Net asset value, end of period	$22.22		$23.98	$31.62	$22.33	(6)	$29.18	$32.31

Total return (2)	(7.34	)% (7)	(11.61)%	47.26%	5.48%		5.39%	5.90%

Net assets, at end of period (000s)	$58,103		$66,802	$89,427	$80,791		$126,599	$189,274

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (3)(4)	1.95	% (8)	1.64%	1.61%	1.77	% (6)	1.53%	1.53%
Ratio of net expenses to average net assets, including extraordinary expenses (4)	1.49	% (8)	1.49%	1.49%	1.59	% (6)	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.78	% (8)	0.47%	0.35%	1.15	% (6)	1.07%	0.87%
Portfolio Turnover Rate	8	% (7)	7%	7%	32%		15%	20%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Interest expense was less than 0.005%.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(19.64)%	1.67%	1.49%	1.25%

(7)	Not annualized.

(8)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2022		March 31, 2022		March 31, 2021	March 31, 2020		March 31, 2019	March 31, 2018
	(Unaudited)
Net asset value, beginning of period	$23.80		$31.41		$22.20	$29.01		$32.18	$28.33
Activity from investment operations:
Net investment income (1)	0.09		0.13		0.09	0.34		0.32	0.27
Net realized and unrealized gain (loss)	(1.83)		(3.81)		10.28	(5.70)		(3.24)	4.60
Total from investment operations	(1.74)		(3.68)		10.37	(5.36)		(2.92)	4.87

Less distributions from:
Net investment income	—		—		—	(0.32)		(0.17)	(0.31)
Net realized gains	—		(3.93)		(1.16)	(1.13)		(0.08)	(0.71)
Total distributions	—		(3.93)		(1.16)	(1.45)		(0.25)	(1.02)

Net asset value, end of period	$22.06		$23.80		$31.41	$22.20		$29.01	$32.18

Total return (2)	(7.31	)% (8)	(11.60)%		47.17%	(19.76	)% (7)	(9.03)%	17.27%

Net assets, at end of period (000s)	$4,953		$5,603		$7,355	$6,955		$11,531	$16,664

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	1.95	% (9)	1.64	% (3)	1.61%	1.77	% (7)	1.53%	1.53%
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.49	% (9)	1.49%		1.50%	1.59	% (7)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)	0.78	% (9)	0.47%		0.34%	1.15	% (7)	1.08%	0.88%
Portfolio Turnover Rate	8	% (8)	7%		7%	32%		15%	20%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the year ended March 31, 2021 as follows:

Gross expenses	Net expenses
1.60%	1.49%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(19.65)%	1.67%	1.49%	1.25%

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	Six Months Ended		Year Ended March		Year Ended March	Year Ended March		Year Ended March	Year Ended March
	September 30, 2022		31, 2022		31, 2021	31, 2020		31, 2019	31, 2018
	(Unaudited)
Net asset value, beginning of period	$22.75		$30.44		$21.70	$28.41		$31.56	$27.86
Activity from investment operations:
Net investment income (loss) (1)	0.00		(0.09)		(0.11)	0.12		0.10	0.03
Net realized and unrealized gain (loss)	(1.75)		(3.67)		10.01	(5.58)		(3.12)	4.52
Total from investment operations	(1.75)		(3.76)		9.90	(5.46)		(3.02)	4.55

Less distributions from:
Net investment income	—		—		—	(0.12)		(0.05)	(0.14)
Net realized gains	—		(3.93)		(1.16)	(1.13)		(0.08)	(0.71)
Total distributions	—		(3.93)		(1.16)	(1.25)		(0.13)	(0.85)

Net asset value, end of period	$21.00		$22.75		$30.44	$21.70		$28.41	$31.56

Total return (2)	(7.69	)% (8)	(12.26)%		46.09%	(20.35	)% (7)	(9.51)%	16.38%

Net assets, at end of period (000s)	$3,303		$4,062		$8,097	$6,955		$11,531	$16,664

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expense (4)(5)	2.70	% (9)	2.38	% (3)	2.36%	2.52	% (7)	2.28%	2.28%
Ratio of net expenses to average net assets, including extraordinary expense (5)	2.24	% (9)	2.24%		2.25%	2.34	% (7)	2.24%	2.24%
Ratio of net investment income (loss) to average net assets (5)(6)	0.03	% (9)	(0.32)%		(0.42)%	0.40	% (7)	0.34%	0.12%
Portfolio Turnover Rate	8	% (8)	7%		7%	32%		15%	20%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the year ended March 31, 2021 as follows:

Gross expenses	Net expenses
2.35%	2.24%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(20.24)%	2.42%	2.24%	0.50%

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Institutional Class

	Six Months Ended		Year Ended March		Year Ended March		Year Ended March	Year Ended March	Period Ended
	September 30, 2022		31, 2022		31, 2021		31, 2020	31, 2019	March 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period	$23.47		$21.77		$19.02		$22.04	$20.48	$20.00
Activity from investment operations:
Net investment income (loss) (2)	(0.22)		(0.44)		(0.32)		(0.03)	0.02	(0.07)
Net realized and unrealized gain (loss)	0.93		2.14		3.07		(1.66)	1.71	0.68
Total from investment operations	0.71		1.70		2.75		(1.69)	1.73	0.61

Less distributions from:
Net investment income	—		—		(0.00	) (3)	(0.02)	—	—
Net realized gains	—		—		—		(1.31)	(0.17)	(0.13)
Total distributions	—		—		(0.00)		(1.33)	(0.17)	(0.13)

Net asset value, end of period	$24.18		$23.47		$21.77		$19.02	$22.04	$20.48

Total return (4)	3.03	% (5)	7.81%		14.52%		(8.80)%	8.54%	3.02	% (5)

Net asset value, end of period	$10,489		$8,025		$24,777		$117,117	$62,026	$23,125

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	3.62	% (7)	3.45	% (8)	2.36	% (8)	2.34%	2.39%	3.16	% (7)
Ratio of net expenses to average net assets	1.99	% (7)	1.99%		1.99%		1.99%	1.99%	1.99	% (7)
Ratio of net investment income (loss) to average net assets	(1.82	)% (7)	(1.99)%		(1.56)%		(0.14)%	0.08%	(0.78	)% (7)
Portfolio Turnover Rate	0	% (5)	0%		0%		0%	0%	0	% (5)

(1)	The USA Mutuals All Seasons Fund commenced operations October 13, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Interest expense was less than 0.005%.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2022

1.	ORGANIZATION

The USA Mutuals Vice Fund (“Vice Fund”) and USA Mutuals All Seasons Fund (“All Seasons Fund”) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company. The Vice Fund has the investment objective to seek long-term growth of capital. The All Seasons Fund seeks to achieve capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500 Index in bull markets, and less or negatively correlated in bear markets. The Vice Fund commenced operations on August 30, 2002. The All Seasons Fund commenced operations on October 13, 2017.

The Vice Fund offers four share classes designated as Institutional Class, Investor Class, Class A, and Class C. The All Seasons Fund offers only one share class designated as the Institutional Class. The Institutional Class of the Vice Fund commenced operations on April 1, 2014, the Investor Class commenced operations on August 30, 2002, and both the Class A and Class C shares commenced operations on December 8, 2011. The Institutional Class of the All Seasons Fund commenced operations on October 13, 2017. Each class of the Vice Fund represents an interest in the same assets of the Vice Fund and the classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Vice Fund. Class specific expenses are allocated to that share class. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Vice Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vice Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Updated 2013-08.

Security Valuation – The Funds value their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures and future options are valued at the final settle price or, in

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAV’s as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by a Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2022 for the Funds’ assets and liabilities measured at fair value:

Vice Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$68,245,195	$—	$—	$68,245,195
Short-Term Investment	125,400	—	—	125,400
Collateral for Securities Loaned	1,716,519	—	—	1,716,519
Total	$70,087,114	$—	$—	$70,087,114

All Seasons Fund

Liabilities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$3,025,462	$—	$—	$3,025,462
Total	$3,025,462	$—	$—	$3,025,462

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of September 30, 2022, the Funds had no open short positions.

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

end are listed after each Fund’s Schedule of Investments. There are no open futures contracts as of September 30, 2022.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values affect the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The Vice Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act (the “CEA”) and regulations of the Commodity Futures Trading Commission (“CFTC”)), do not exceed 5% of the liquidation value of the Fund, or if the aggregate net notional value of the Fund’s commodity positions does not exceed 100% of the liquidation value of the Fund.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objectives and may purchase or sell options to help hedge against this risk.

When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to -market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the six months ended September 30, 2022.

Equity, Commodity, and Currency Contracts	Net realized gain (loss) from: Investments, options written, and futures contracts

Net change in unrealized appreciation (depreciation) of: Investments

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2022:

Realized gain (loss) on derivatives recognized in the Statements of Operations
				For the six months
	Equity	Commodity	Currency	ended
Derivative Investment type	Contracts	Contracts	Contracts	September 30, 2022
Vice Fund
Purchased Options - Investments	$42,465	$—	$—	$42,465
Options Written	(27,890)	—	—	(27,890)
Futures Contracts	(82,504)	(2,346)	—	(84,850)

All Seasons Fund
Purchased Options - Investments	$(10,632)	$—	$—	$(10,632)
Options Written	(83,947)	—	—	(83,947)
Futures Contracts	328,594	—	—	328,594

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
				For the
	Equity	Commodity	Currency	six months ended
Derivative Investment type	Contracts	Contracts	Contracts	September 30, 2022
All Seasons Fund
Purchased Options - Investments	$(38)	$—	$—	$(38)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period -end, resulting from changes in the exchange rate. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in foreign jurisdictions in which the Funds invest.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the current calendar year character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared annually by each Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended March 31, 2020 to March 31, 2022 or expected to be taken in the Funds’ March 31, 2023 tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sale Proceeds
	(excluding U.S.	(excluding U.S.
	Government	Government
Fund	Securities)	Securities)
Vice Fund	$5,798,379	$10,405,619
All Seasons Fund	—	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

USA Mutuals Advisors, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% and 1.75% for the Vice Fund and All Seasons Fund, respectively, of each Fund’s average daily net assets. For the six months ended September 30, 2022, the Funds incurred advisory fees of $364,275, for the Vice Fund and $74,821 for the All Seasons Fund.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of each Fund until July 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), extraordinary expenses such as litigation or class specific expenses like distribution (12b-1) fees) will not exceed 1.24% of the average daily net assets of each share class of the Vice Fund and 1.99% of the average daily net assets of the All Seasons Fund. Fees waived or reimbursed by the Advisor may be recouped by the Advisor from the relevant Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

the six months ended September 30, 2022, the Advisor waived fees of $183,749 and $ 69,867 for the Vice Fund and All Seasons Fund, respectively, which are subject to recapture by the Advisor. As of March 31, 2022, the Advisor has waived fees that can be recouped up to three years from the date incurred as summarized below:

	March 31,
	2023	2024	2025	Total
Vice Fund	$266,183	$134,903	$157,169	$558,255
All Seasons Fund	356,954	269,101	191,390	817,445

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Class A and Investor Class shares may pay up to 0.25% and Class C may pay up to 1.00% of their average daily net assets for certain distribution activities and shareholder services. No distribution fees are paid on the Institutional Class Shares. For the six months ended September 30, 2022, the distribution fees incurred under the Plans amounted to $6,828, $18,912 and $79,894 for Class A, Class C, and Investor Class shares, respectively, for the Vice Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended September 30, 2022, the Distributor received $713 for the Vice Fund in underwriting commissions for sales of Class A and Class C shares. For the Vice Fund, $0 was retained by the principal underwriter or other affiliated broker-dealers

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities, including futures contracts, owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at September 30, 2022 was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Vice Fund	$57,694,698	$23,822,755	$(11,430,339)	$12,392,416
All Seasons Fund	3,025,462	—	—	—

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended March 31, 2022, and March 31, 2021, was as follows:

For the Period Ended March 31, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$384,535	$11,863,344	$—	$—	$12,247,879
All Seasons Fund	—	—	—	—	—

For the Period Ended March 31, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$—	$4,252,469	$—	$—	$4,252,469
All Seasons Fund	1,430	—	—	—	1,430

As of March 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Vice Fund	$—	$—	$—	$(281,266)	$—	$22,600,357	$22,319,091
All Seasons Fund	—	—	(43,062)	(4,646,577)	—	—	(4,689,639)

The difference between book basis and tax basis unrealized appreciation/(depreciation), undistributed net investment income/(loss) and accumulated net realized gains/(losses) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open Section 1256 options contracts. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(4,545) for the Vice Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Vice Fund	$—
All Seasons Fund	43,062

At March 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Vice Fund	$182,179	$99,087	$281,266	$—
All Seasons Fund	1,822,773	2,823,804	4,646,577	865,719

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended March 31, 2022, as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Vice Fund	$(43,597)	$43,597
All Seasons Fund	(368,116)	368,116

7.	LINE OF CREDIT

The Vice Fund has entered into a secured line of credit (“LOC”) agreement with US Bank, and may borrow up to the lesser of $5,000,000, 20% of the net assets of the Fund or 33.33% of the gross market value of the assets of the unencumbered assets of the Fund to meet repurchase requests. The Vice Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The LOC permits the Fund to borrow at a rate, per annum, equal to the Prime Rate, which was 3.50%, the average borrowing rate was 3.50%. During the six months ended September 30, 2022, the Vice Fund accessed the LOC on 7 days and had an average outstanding borrowing of $181,286, based solely on the days the LOC was accessed. The maximum balance outstanding during the six months was $218,000. As of September 30, 2022, the Vice Fund did not have any outstanding borrowings.

8.	SECURITIES LENDING

The Vice Fund has entered a Securities Lending Agreement with U.S. Bank NA. The Fund can lend securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to the Fund.

Securities lending income is disclosed in the Vice Fund’s Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table breaks out the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of September 30, 2022:

			Between
	Overnight and		30 & 90
Securities Lending Transactions	Continuous	< 30 days	Days	> 90 days	Total
First American Obligations Fund - Class X	$1,716,519	$—	$—	$—	$1,716,519
Total Borrowings	$1,716,519	$—	$—	$—	$1,716,519

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

At September 30, 2022, the Vice Fund had loaned securities and received cash collateral for the loan. This cash was invested in the First American Government Obligations Fund – Class X (“Money Market Fund”) as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Fund totaled $1,609,317 at September 30, 2022. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,716,519 for the Fund at September 30, 2022. This amount is offset by a liability recorded as “Payable for securities lending collateral received” as shown on the Statements of Assets and Liabilities.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The All Seasons Fund currently seeks to achieve its investment objective by investing a significant portion of its assets in the First American Treasury Obligations Fund, Class X, a registered open-end investment company (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of Fidelity. The annual reports of First American, along with the report of the independent registered public accounting firm is included in First American’s N-CSR available at “www.sec.gov” or on the website “www.Fidelity.com”. As of September 30, 2022, the percentage of the Fund’s net assets invested in Fidelity was 28.8%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2022, National Financial Services, LLC (for the benefit of its customers) and LPL Financial held approximately 37.5% and 23.7% of the voting securities of the All Seasons Fund’s shares, respectively.

10.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than as described below.

USA Mutuals Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
September 30, 2022

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended September 30, 2022 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

USA Mutuals Funds
DISCLOSURE OF FUNDS’ EXPENSES (Unaudited)
September 30, 2022

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (4/01/22) and held for the entire period through 9/30/22.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending Account		Ending Account
	Annualized	Account Value	Value	Expenses Paid	Value	Expenses Paid
	Expense Ratio	4/01/22	9/30/22	During Period *	9/30/22	During Period *
USA Mutuals Vice Fund - Institutional Class	1.24%	$1,000.00	$928.30	$5.99	$1,018.85	$6.28
USA Mutuals Vice Fund - Investor Class	1.49%	1,000.00	926.60	7.20	1,017.60	7.54
USA Mutuals Vice Fund - Class A	1.49%	1,000.00	926.90	7.20	1,017.60	7.54
USA Mutuals Vice Fund - Class C	2.24%	1,000.00	923.10	10.80	1,013.84	11.31
USA Mutuals All Seasons Fund - Institutional Class	1.99%	1,000.00	1,030.30	10.13	1,015.09	10.05

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

USA Mutuals Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2022

Renewal of the Investment Advisory Agreement with USA Mutuals Advisors, Inc.

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 18 and 19, 2022 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “USAM Advisory Agreement”) between USA Mutuals Advisors, Inc. (“USAM”) and the Trust, with respect to USA Mutuals Vice Fund (“USAM Vice”) and USA Mutuals All Seasons Fund (“USAM AS” and collectively, the “USAM Funds”). In considering the renewal of the USAM Advisory Agreement the Board received materials specifically relating to the USAM Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the USAM Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the USAM Advisory Agreement on behalf of USAM Vice and USAM AS and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the USAM Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that USAM had approximately $88 million in assets under management and noted the services USAM provided the USAM Funds including investment management, research, analysis and compliance. The Board noted USAM’s investment decisions were made through combined fundamental, quantitative and technical research in determining security selection. The Board acknowledged that USAM reported a number of personnel changes since the USAM Advisory Agreement’s approval, but reviewed the qualifications of the members of USAM who assumed the responsibilities of those who had left USAM. The Board noted that none of the departures were due to the employee’s performance. The Board remarked that USAM reported no material data security incidents since the approval of the USAM Advisory Agreement and no compliance issues or material litigation or administrative proceedings. The Board concluded that USAM had provided a level of service to the USAM Funds consistent with the Board’s expectations.

Performance. The Board discussed the report prepared by Broadridge and reviewed the USAM Funds’ performance as compared to their Broadridge selected peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended April 30, 2022.

USAM AS. The Board noted that the USAM AS outperformed the Broadridge selected peer group and Morningstar Category medians and benchmark for the one year period. The Board noted for both the three-year period and period since inception, USAM AS outperformed its Broadridge selected peer group and Morningstar Category, ranking first in its peer group for both periods and first in its Morningstar Category for the period since inception. The Board concluded that USAM AS’s performance was satisfactory.

USAM Vice. The Board noted that the USAM Vice underperformed its Broadridge selected peer group, Morningstar category and benchmark for all the periods but the Board noted the USAM’s assertion that USAM Vice was performing as expected during the current challenging

USA Mutuals Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2022

market conditions. The Board noted that the returns for the five-year and since inception periods, which included the performance of the predecessor fund, were positive. The Board noted the USAM Vice’s performance was not unreasonable.

Fees and Expenses.

USAM AS. The Board reviewed the advisory fee of 1.75% and noted that the fee was the highest of its peer group and tied with the high of the Morningstar Category. The Board noted the USAM AS’s expense ratio of 1.99% was higher than the Broadridge selected peer group average of 1.58% and the Morningstar Category average of 1.25% but below the Morningstar category high. The Board considered USAM’s explanation that none of the other funds in the peer group have the engage the same active risk management as USAM AS and that such risk management required more resources and time than what is typical in USAM AS’s Morningstar Category. After further discussion, the Board concluded that the USAM advisory fee was not unreasonable.

USAM Vice. The Board reviewed the advisory fee of 0.95% and noted that the fee was higher than the average advisory fee of the funds in the Broadridge selected peer group of 0.66% and the Morningstar category of 0.74% but below the category high of 1.25%. The Board reviewed the expense ratio and noted it was higher than the Broadridge peer group average and Morningstar category average but below the category high. The Board acknowledged that the advisory fee remained the same as the predecessor fund. The Board discussed that the operational costs of USAM Vice were higher than its peers in part because of the legislative environment for vice industries and the amount of fundamental research needed around individual names. After further discussion, the Board concluded that the USAM advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by USAM with respect to managing the USAM Funds and considered whether the level of profit was reasonable. They noted USAM was operating at a loss profit in connection with its relationship with USAM AS and operating at a slight profit in connection with its relationship with USAM Vice. The Board concluded, after further discussion, that excessive profit was not a concern at this time.

Economies of Scale. The Board noted that economies of scale had not yet been reached. The Board noted that consideration of economies of scale would be revisited as assets grew for each USAM Fund.

Conclusion. Having requested and received such information from USAM as the Board believed to be reasonably necessary to evaluate the terms of the USAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that renewal of the USAM Advisory Agreement was in the best interests of each USAM Fund and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-264-8783 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-264-8783.

Adviser
USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, TX 75201

Administrator
Ultimus Fund Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

USAMutuals-SAR22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)    Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

     /s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 12/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 12/8/22

By (Signature and Title)

     /s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/8/22